UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-877-446-3863

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2007

                   DATE OF REPORTING PERIOD: JANUARY 31, 2007

ITEM 1.   SCHEDULE OF INVESTMENTS

THE ADVISORS' INNER CIRCLE FUND                                          CB CORE EQUITY FUND
                                                                JANUARY 31, 2007 (UNAUDITED)


---------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
COMMON STOCK -- 90.7%
--------------------------------------------------------------------------------------------
                                                                SHARES             VALUE
                                                           --------------     ---------------
BASIC MATERIALS -- 2.9%
CHEMICALS -- 1.2%
    Praxair                                                     10,680        $      673,481
                                                                              ---------------
METALS -- 1.7%
    Nucor                                                        9,280               598,931
    Phelps Dodge                                                 2,890               357,204
                                                                              ---------------
                                                                                     956,135
                                                                              ---------------
    Total Basic Materials                                                          1,629,616
                                                                              ---------------
CONSUMER DURABLES -- 2.1%
BROADCASTING & CABLE TV -- 2.1%
    Comcast, Cl A*                                              26,800             1,187,776
                                                                              ---------------
    Total Consumer Durables                                                        1,187,776
                                                                              ---------------
CONSUMER MERCHANDISE -- 5.9%
RETAIL - APPAREL -- 2.3%
    American Eagle Outfitters                                   16,400               531,032
    Nordstrom                                                   14,080               784,397
                                                                              ---------------
                                                                                   1,315,429
                                                                              ---------------
RETAIL - GENERAL MERCHANDISE -- 1.0%
    Target                                                       8,995               551,933
                                                                              ---------------
RETAIL - SPECIALTY -- 2.6%
    Lowe's                                                      17,840               601,386
    Staples                                                     32,917               846,625
                                                                              ---------------
                                                                                   1,448,011
                                                                              ---------------
    Total Consumer Merchandise                                                     3,315,373
                                                                              ---------------
CONSUMER NON-DURABLES -- 7.6%
BEVERAGES - ALCOHOLIC -- 1.9%
    Constellation Brands, Cl A*                                 19,580               484,409
    Molson Coors Brewing, Cl B                                   7,700               622,160
                                                                              ---------------
                                                                                   1,106,569
                                                                              ---------------
BEVERAGES - SOFT -- 2.4%
    Pepsi Bottling Group                                        25,275               799,448
    PepsiCo                                                      8,842               576,852
                                                                              ---------------
                                                                                   1,376,300
                                                                              ---------------
CONSUMER PRODUCTS -- 1.3%
    Procter & Gamble                                            11,087               719,214
                                                                              ---------------




THE ADVISORS' INNER CIRCLE FUND                                          CB CORE EQUITY FUND
                                                                JANUARY 31, 2007 (UNAUDITED)


---------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
---------------------------------------------------------------------------------------------
                                                                SHARES             VALUE
                                                           --------------     ---------------
FOODS -- 2.0%
    Archer-Daniels-Midland                                      34,740        $    1,111,680
                                                                              ---------------
    Total Consumer Non-Durables                                                    4,313,763
                                                                              ---------------
CONSUMER SERVICES -- 3.2%
LODGING/HOTELS/GAMING -- 0.9%
    Choice Hotels International                                 12,075               510,652
                                                                              ---------------
MEDIA -- 1.3%
    News, Cl A                                                  31,456               731,352
                                                                              ---------------
RESTAURANTS -- 1.0%
    Sonic*                                                      26,373               585,733
                                                                              ---------------
    Total Consumer Services                                                        1,827,737
                                                                              ---------------
ENERGY -- 10.6%
OIL & GAS STORAGE & TRANSPORTATION -- 0.5%
    Spectra Energy*                                             10,525               274,913
                                                                              ---------------
OIL EQUIPMENT & SERVICE -- 5.1%
    BJ Services                                                 38,000             1,051,080
    Nabors Industries Ltd.*                                     21,930               664,040
    Tidewater                                                   23,000             1,186,110
                                                                              ---------------
                                                                                   2,901,230
                                                                              ---------------
OIL EXPLORATION & PRODUCTION -- 2.1%
    Noble Energy                                                22,495             1,201,458
                                                                              ---------------
OIL INTEGRATED -- 2.9%
    Chevron                                                      8,194               597,179
    ConocoPhillips                                              15,378             1,021,253
                                                                              ---------------
                                                                                   1,618,432
                                                                              ---------------
    Total Energy                                                                   5,996,033
                                                                              ---------------
FINANCIAL SERVICES -- 21.7%
BANKS -- 7.8%
  REGIONAL -- 3.6%
    Regions Financial                                           30,185             1,094,508
    Zions Bancorporation                                        11,140               944,895
                                                                              ---------------
                                                                                   2,039,403
                                                                              ---------------
  SUPER REGIONAL -- 4.2%
    Bank of America                                             15,950               838,651
    Wachovia                                                    10,622               600,143
    Wells Fargo                                                 25,440               913,805
                                                                              ---------------
                                                                                   2,352,599
                                                                              ---------------
                                                                                   4,392,002
                                                                              ---------------




THE ADVISORS' INNER CIRCLE FUND                                          CB CORE EQUITY FUND
                                                                JANUARY 31, 2007 (UNAUDITED)


--------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
-------------------------------------------------------------------------------------------
                                                                SHARES             VALUE
                                                           --------------     ---------------
FINANCIAL MISCELLANEOUS -- 8.8%
  CREDIT CARD -- 0.8%
    Capital One Financial                                        5,645        $      453,858
                                                                              ---------------
  DIVERSIFIED -- 4.5%
    Citigroup                                                   45,983             2,535,043
                                                                              ---------------
  INVESTMENT BANKERS/BROKERS -- 3.5%
    Charles Schwab                                              51,365               971,826
    Goldman Sachs Group                                          4,710               999,273
                                                                              ---------------
                                                                                   1,971,099
                                                                              ---------------
                                                                                   4,960,000
                                                                              ---------------
INSURANCE -- 5.1%
  LIFE INSURANCE -- 1.7%
    Lincoln National                                            14,745               989,979
                                                                              ---------------
  MULTI-LINE INSURANCE -- 3.4%
    Hartford Financial Services Group                            6,480               615,017
    Metlife                                                     20,800             1,292,096
                                                                              ---------------
                                                                                   1,907,113
                                                                              ---------------
                                                                                   2,897,092
                                                                              ---------------
    Total Financial Services                                                      12,249,094
                                                                              ---------------
HEALTHCARE -- 9.8%
MEDICAL PRODUCTS -- 4.9%
  INSTRUMENTS -- 1.2%
    Medtronic                                                   13,390               715,696
                                                                              ---------------
  PRODUCTS -- 3.7%
    Amgen*                                                      11,600               816,292
    Stryker                                                     20,544             1,272,495
                                                                              ---------------
                                                                                   2,088,787
                                                                              ---------------
                                                                                   2,804,483
                                                                              ---------------
PHARMACEUTICALS -- 4.9%
    Abbott Laboratories                                          7,640               404,920
    AstraZeneca ADR                                             15,365               859,672
    Pfizer                                                      15,165               397,930
    Schering-Plough                                             27,275               681,875
    Wyeth                                                        8,440               417,020
                                                                              ---------------
                                                                                   2,761,417
                                                                              ---------------
    Total Healthcare                                                               5,565,900
                                                                              ---------------




THE ADVISORS' INNER CIRCLE FUND                                          CB CORE EQUITY FUND
                                                                JANUARY 31, 2007 (UNAUDITED)


--------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
-------------------------------------------------------------------------------------------
                                                                SHARES             VALUE
                                                           --------------     ---------------
INDUSTRIAL -- 9.5%
AEROSPACE/DEFENSE -- 1.2%
    Lockheed Martin                                              7,175        $      697,338
                                                                              ---------------
ENGINES -- 2.0%
    Cummins                                                      8,395             1,129,631
                                                                              ---------------
MACHINERY -- 1.2%
    Caterpillar                                                 10,100               647,107
                                                                              ---------------
MANUFACTURING -- 4.1%
    General Electric                                            29,903             1,078,003
    Parker Hannifin                                             14,975             1,239,331
                                                                              ---------------
                                                                                   2,317,334
                                                                              ---------------
TRANSPORTATION -- 1.0%
    FedEx                                                        5,000               552,000
                                                                              ---------------
    Total Industrial                                                               5,343,410
                                                                              ---------------
TECHNOLOGY -- 13.5%
COMPUTER HARDWARE -- 1.1%
    Apple*                                                       7,570               648,976
                                                                              ---------------
COMPUTER SOFTWARE -- 4.3%
    Autodesk*                                                   10,620               464,306
    Cognizant Technology Solutions, Cl A*                       15,800             1,347,582
    Microsoft                                                   19,223               593,222
                                                                              ---------------
                                                                                   2,405,110
                                                                              ---------------
SEMICONDUCTORS -- 1.7%
    Diodes*                                                     12,600               462,042
    Novellus Systems*                                           16,135               497,442
                                                                              ---------------
                                                                                     959,484
                                                                              ---------------
TELECOMMUNICATIONS -- 6.4%
  TELECOMMUNICATIONS EQUIPMENT FIBER OPTICS -- 1.6%
    Corning*                                                    44,440               926,130
                                                                              ---------------
  WIRELESS EQUIPMENT -- 4.8%
    Harris                                                      28,745             1,460,821
    Motorola                                                    38,915               772,463
    Qualcomm                                                    12,985               489,015
                                                                              ---------------
                                                                                   2,722,299
                                                                              ---------------
                                                                                   3,648,429
                                                                              ---------------
    Total Technology                                                               7,661,999
                                                                              ---------------




THE ADVISORS' INNER CIRCLE FUND                                          CB CORE EQUITY FUND
                                                                JANUARY 31, 2007 (UNAUDITED)


--------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
-------------------------------------------------------------------------------------------
                                                                SHARES             VALUE
                                                           --------------     ---------------
UTILITIES - ELECTRIC & GAS -- 3.0%
ELECTRIC -- 3.0%
    Duke Energy                                                 21,050        $      414,474
    PPL                                                         19,195               683,342
    TXU                                                         10,600               573,248
                                                                              ---------------
    Total Utilities - Electric & Gas                                               1,671,064
                                                                              ---------------
UTILITIES - TELEPHONE -- 0.9%
TELEPHONE - INTEGRATED -- 0.9%
    Alltel                                                       8,440               517,288
                                                                              ---------------
    Total Utilities - Telephone                                                      517,288
                                                                              ---------------

    TOTAL COMMON STOCK
        (Cost $38,991,993)                                                        51,279,053
                                                                              ---------------
-------------------------------------------------------------------------------------------
SHORT TERM INVESTMENTS**-- 9.3%
-------------------------------------------------------------------------------------------
    HighMark Diversified Money Market Fund, 4.970%           2,239,150             2,239,150
    HighMark U.S. Government Money Market Fund, 4.910%       2,239,150             2,239,150
    Union Bank of California Money Market Fund, 4.530%         800,141               800,141
                                                                              ---------------

    TOTAL SHORT TERM INVESTMENTS
        (Cost $5,278,441)                                                          5,278,441
                                                                              ---------------

    TOTAL INVESTMENTS -- 100.0%
        (Cost $44,270,434)+                                                   $   56,557,494
                                                                              ===============

         PERCENTAGES ARE BASED ON NET ASSETS OF $56,571,071.
       * NON-INCOME PRODUCING SECURITY.
      ** RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF JANUARY 31, 2007.
     ADR AMERICAN DEPOSITARY RECEIPT
      CL CLASS
     LTD LIMITED
       + AT JANUARY 31, 2007, THE TAX BASIS COST OF THE FUND'S INVESTMENTS
         WAS $44,270,434, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $12,970,929 AND $(683,869), RESPECTIVELY.

         FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.


         CBT-QH-001-0300

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                               The Advisors' Inner Circle Fund


By (Signature and Title)*                  /s/ James F. Volk
                                           --------------------------
                                           James F. Volk
                                           President

Date: March 30, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                  /s/ James F. Volk
                                           --------------------------
                                           James F. Volk
                                           President

Date: March 30, 2007

By (Signature and Title)*                  /s/ Michael Lawson
                                           --------------------------
                                           Michael Lawson
                                           Controller & CFO

Date: March 30, 2007
* Print the name and title of each signing officer under his or her signature.